CAPITAL STOCK - Share-based Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation liabilities, current	$ 4,948	$ 5,066
Share-based compensation liabilities, non-current	4,247	4,125
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation liabilities, current	1,291	2,563
Share-based compensation liabilities, non-current	3,055	3,764
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation liabilities, current	3,457	2,417
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation liabilities, current	200	86
Share-based compensation liabilities, non-current	$ 1,192	$ 361